Income Tax	12 Months Ended
Dec. 31, 2014
Income Tax
Income Tax

16. Income Tax

The following table summarizes income (loss) before income taxes incurred in the PRC and outside of the PRC:

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Income (loss) before income taxes:
The PRC	(32,340,085)	125,404,634	107,163,481
Outside of the PRC	(37,916,141)	(63,455,200)	(43,760,332)

Total	(70,256,226)	61,949,434	63,403,149

The expense (benefit) for income taxes is comprised of:

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Current Tax
The PRC	16,813,520	44,386,281	26,698,260
Outside of the PRC	—	35,774	69,645

	16,813,520	44,422,055	26,767,905

Deferred Tax
The PRC	(15,644,866)	(30,745,061)	(11,867,112)
Outside of the PRC	—	—	—

	(15,644,866)	(30,745,061)	(11,867,112)

Income tax expense	1,168,654	13,676,994	14,900,793

The Company is incorporated in the Cayman Islands, which is exempted from tax.

On January 1, 2008, a new Enterprise Income Tax Law in China took effect. The new law applies a statutory 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

Shanghai CRIC was approved as a high and new technology enterprise and is therefore subject to a 15% preferential income tax rate for the years from 2011 through 2014. In May 2010, Shanghai CRIC was granted software enterprise status, which exempted it from income taxes for 2009 and provided a 50% reduction in its income tax rate, or a rate of 12.5%, from 2010 through 2012. In 2013, Shanghai CRIC was approved as key software enterprise and is subject to a 10% preferential income tax rate for the years from 2013 through 2014. In March 2015, Shanghai CRIC was approved as a high and new technology enterprise and was therefore entitled to a 15% preferential income tax rate for the years from 2015 through 2016.

In February 2009, Shanghai SINA Leju, the Group’s subsidiary in China, was granted software enterprise status, which qualified the subsidiary to be exempted from income taxes for 2009, followed by a 50% reduction in its income tax rate, or a rate of 12.5%, from 2010 through 2012. Shanghai SINA Leju was also granted status as a high and new technology enterprise and was entitled to enjoy a favorable statutory tax rate of 15% from 2013 through 2014. Shanghai SINA Leju is in the process of applying to receive the preferential treatment of 15% income tax for 2015.

In February 2012, Shanghai Fangxin information technology Co., Ltd., the Group’s subsidiary in China, was granted software enterprise status, which exempted it from income taxes for 2012 and 2013 and provided a 50% reduction in its income tax rate, or a rate of 12.5%, from 2014 through 2016.

Chongqing E-House Western Real Estate Investment Consultant Co., Ltd. was established in the western region of China and was deemed to be engaged in an industry category encouraged by the government. In August, 2012 Chongqing E-House Western Real Estate Investment Consultant Co., Ltd was approved to enjoy a preferential income tax rate of 15% for 2012 to 2014.

The Group’s subsidiaries in Hong Kong are subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations.

The Group’s subsidiary in Macau is subject to the complementary tax at a progressive tax rate of 0% to 12% on Macau sourced profits.

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

The Group does not have uncertain tax positions in accordance with ASC740-10, nor does it anticipate any significant increase to its liability for unrecognized tax benefit within next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to tax authority’s mistake or due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB100,000 ($16,343) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion.

The principal components of the deferred income tax assets/ liabilities are as follows:

	As of December 31,
	2013	2014
	$	$
Deferred tax assets:
Accrued salary expenses	24,396,931	28,416,464
Bad debt provision	19,233,885	11,378,650
Net operating loss carry forwards	23,846,831	37,530,099
Advertising expenses temporarily non-deductible	19,970,491	21,707,365
Other	71,177	463,286

Gross deferred tax assets	87,519,315	99,495,864
Valuation allowance	(11,237,880)	(13,336,847)

Total deferred tax assets	76,281,435	86,159,017

Analysis as:
Current	66,331,906	64,804,392
Non-current	9,949,529	21,354,625

Deferred tax liabilities:
Amortization of intangible and other assets	29,900,565	28,203,218

Total deferred tax liabilities	29,900,565	28,203,218

Analysis as:
Current	—	—
Non-current	29,900,565	28,203,218

Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Balance as of January 1,	689,076	7,324,717	11,237,880
Additions	6,625,864	3,631,241	2,646,753
Write off	—	—	(302,750)
Changes due to foreign exchange	9,777	281,922	(245,036)
Balance as of December 31,	7,324,717	11,237,880	13,336,847

The Group has recognized a valuation allowance against deferred tax assets on tax loss carry forwards of $6,625,864, $3,631,241 and $2,646,753 for the years ended December 31, 2012, 2013 and 2014, respectively.

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three years period ended December 31, 2014. Such objective evidence limits the Group’s ability to consider other subjective evidence such as our projections for future growth and our tax planning strategies.

On the basis of this evaluation, as of December 31, 2014, a valuation allowance of $13,336,847 was recorded to reflect only the portion of the deferred tax assets that is not more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carry forwards period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.

Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2012	2013	2014
	$	$	$
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(14.86)%	13.60%	10.92%
Effect of tax preference	(1.91)%	(17.16)%	(20.31)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(2.14)%	(1.47)%	2.45%
Valuation allowance movement	(9.48)%	5.86%	4.17%
Effect of different tax rate of DTA and DTL applied	0.55%	(3.22)%	2.99%
Others	1.18%	(0.53)%	(1.72)%

	(1.66)%	22.08%	23.50%

The aggregate amount and per share effect of the tax holiday are as follows:

	Years Ended December 31,
	2012	2013	2014
	$	$	$
The aggregate dollar effect	(1,336,133)	10,628,117	12,875,656
Per share effect — basic	(0.01)	0.08	0.09
Per share effect — diluted	(0.01)	0.08	0.09

As of December 31, 2013 and 2014, the Group had tax losses carry forward of $93,844,512 and $150,106,326, respectively. These tax losses are available for offset against future profits that may be carried forward until calendar year 2018 and 2019, respectively.

Undistributed earnings of the Company’s PRC subsidiaries of approximately $435.2 million at December 31, 2014 are considered to be indefinitely reinvested and, accordingly, no provision for PRC dividend withholding tax has been provided thereon. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Group would be subject to the then applicable PRC tax laws and regulations. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax. The amounts of unrecognized deferred tax liabilities for these earnings are in the range of $19.0 million to $38.0 million, as the withholding tax rate of the profit distribution will be 5% or 10% depending on whether the immediate offshore companies can enjoy the preferential withholding tax rate of 5%.